Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2023		$ 78,571	$ 20,109	$ 55,673	$ (84)	$ 68,767	$ 8,075	$ 76,842	$ 1,729	$ (1,755)	$ (1,104)	$ 14	$ (4,545)	$ 459
Statement [Line Items]
Net income		7,892		7,286		7,286	472	7,758	134
Other comprehensive income (loss)		712				784		784	(72)	(1,804)	613	325	2,348	(698)
Total comprehensive income		8,604		7,286		8,070	472	8,542	62	(1,804)	613	325	2,348	(698)
Shares/instruments issued		2,945	1,945		(4)	1,941	1,004	2,945
Shares repurchased/redeemed		(300)					(300)	(300)
Dividends and distributions paid to equity holders		(5,758)		(5,198)		(5,198)	(472)	(5,670)	(88)
Share-based payments	[3]	13			13	13		13
Other		1		(10)	7	(3)		(3)	4
Ending Balance at Oct. 31, 2024		84,076	22,054	57,751	(68)	73,590	8,779	82,369	1,707	(3,559)	(491)	339	(2,197)	(239)
Statement [Line Items]
Net income		7,758		7,283		7,283	506	7,789	(31)
Other comprehensive income (loss)		2,397				2,321		2,321	76	708	533	59	1,057	(36)
Total comprehensive income		10,155		7,283		9,604	506	10,110	45	708	533	59	1,057	(36)
Shares/instruments issued		3,044	210		(14)	196	2,848	3,044
Shares repurchased/redeemed		(2,601)	(197)	(716)		(913)	(1,688)	(2,601)
Dividends and distributions paid to equity holders		(5,957)		(5,369)		(5,369)	(506)	(5,875)	(82)
Share-based payments	[3]	15			15	15		15
Capital Notes	[4]	(22)		(22)		(22)		(22)
Other		(123)		(11)	(163)	(174)		(174)	51
Ending Balance at Oct. 31, 2025		$ 88,587	$ 22,067	$ 58,916	$ (230)	$ 76,927	$ 9,939	$ 86,866	$ 1,721	$ (2,851)	$ 42	$ 398	$ (1,140)	$ (275)

[1]	Includes undistributed retained earnings of $76 (2024 – $74) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits, Own credit risk, and Insurance contracts.
[3]	Represents amounts on account of share-based payments (refer to Note 25).
[4]	Refer to Note 23 (b) for further details on the redemption of the equity instrument.